Compensation of Corporate Officers (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Compensation Of Corporate Officers [Abstract]
Summary of Compensation Paid to Officers

As a result, the table below provides details of the compensation paid to the Chairman and CEO, as well as that paid to the members of the Executive Board during the first half of 2017 (prior to the change in mode of governance) and for the financial years in which the relevant amounts were recognized in the statements of operations.

Compensation paid to the Chairman and Chief Executive Officer	Year ended
in 2017 and 2018 and during the period from January 1, 2019 to September 16, 2019	2017/12/31	2018/12/31	2019/12/31 (1)
Short-term employee benefits (gross + employer's social contributions, paid)	1,476	1,569	1,338
Post-employment pension & medical benefits	199	—	—
Attendance fees		—	—
Share-based payment transactions	51	104	109
Director fees Genfit Corp (net)	37	30	22
TOTAL	1,763	1,703	1,469

Compensation paid to the Chief Executive Officer	Year ended
in 2018 and during the period from September 16, 2019 to December 31, 2019	2017/12/31	2018/12/31	2019/12/31
Short-term employee benefits (gross + employer's social contributions, paid)	—	—	140
Post-employment pension & medical benefits	—	—	—
Attendance fees	—	—	—
Share-based payment transactions	—	—	—
Director fees Genfit Corp (net)	—	—	—
TOTAL	—	—	140

Schedule of Director's Fees and Other Compensation Due and Paid to Non Executive Directors
26.	COMPENSATION OF CORPORATE OFFICERS (continued)

The directors' fees and other compensation due and paid to the non executive directors are as follows:

	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*	Amounts due*	Amounts paid*
	During the year ended December 31,
Attendance fees and other forms of remuneration payable to each of the non executive officer (in euros)	2017(4)		2018		2019
Jean-François MOUNEY(1)
Attendance fees	—	—	—	—	14,791	633
Other remuneration (except his compensation as CEO between January 1, and September 16, 2019)(5)	—	—	—	—	88,874	88,874
Total	—	—	—	—	103,665	89,507
Xavier GUILLE DES BUTTES
Attendance fees	30,218	24,688	53,330	41,311	68,016	67,580
Other remuneration	—	—	—	—	—	—
Total	30,218	24,688	53,330	41,311	68,016	67,580
Charles WOLER(2)
Attendance fees	5,925	5,925	—	—	—	—
Other remuneration	—	—	—	—	—	—
Total	5,925	5,925	—	—	—	—
Frédéric DESDOUITS
Attendance fees	13,627	11,258	21,174	17,113	33,136	30,302
Other remuneration	—	—	—	—	—	—
Total	13,627	11,258	21,174	17,113	33,136	30,302
BIOTECH AVENIR
Represented by Florence Séjourné
Attendance fees	—	—	—	—	—	—
Other remuneration	—	—	—	—	—	—
Total	—	—	—	—	—	—
Philippe MOONS
Attendance fees	18,763	14,023	29,704	22,345	36,188	41,202
Other remuneration	—	—	—	—	—	—
Total	18,763	14,023	29,704	22,345	36,188	41,202
Anne-Hélène MONSELLATO(3)
Attendance fees	14,813	10,468	37,075	24,307	44,472	53,410
Other remuneration	—	—	—	—	—	—
Total	14,813	10,468	37,075	24,307	44,472	53,410
Catherine LARUE(3)
Attendance fees	11,258	8,098	21,256	17,985	33,136	28,122
Other remuneration	—	—	—	—	—	—
Total	11,258	8,098	21,256	17,985	33,136	28,122
TOTAL	94,602	74,458	162,539	123,061	318,613	310,123

26.	COMPENSATION OF CORPORATE OFFICERS (continued)

	2017(4)	2018	2018
IFRS 2 valuation of share warrants granted during the financial year	94,875	—	—

*	After applying a required 21% withholding
(1)	Jean-François MOUNEY joined the Board of Directors on June 16, 2017 as Chairman.
(2)	Since the Shareholders' Meeting on June 16, 2017, Charles WOLER is no longer a board member.
(3)	Anne-Hélène MONSELLATO and Catherine LARUE were appointed to the Board of Directors by the shareholders at the June 16, 2017 Shareholders' Meeting.
(4)	The remuneration received by Xavier GUILLE DES BUTTES, Frédéric DESDOUITS, Biotech Avenir and Philippe MOONS until June 16, 2017 was in their capacities as members of the Supervisory Board.
(5)	The attendance fees and other remuneration for Jean-François Mouney above correspond to amounts due for the period from September 16, 2019 to December 31, 2019.